NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
SCHEDULE OF TRANSACTION EXCHANGE RATES

As of June 30, 2023 and 2022, the exchange rates used to translate amounts in Australian dollars into USD for the purposes of preparing the consolidated financial statements were as follows:

	June 30, 2023	June 30, 2022
Exchange rate on balance sheet dates
USD : AUD exchange rate	0.6664	0.6915

Average exchange rate for the period
USD : AUD exchange rate	0.6732	0.7253

SCHEDULE OF ACCUMULATED OTHER COMPREHENSIVE INCOME LOSS

Change in Accumulated Other Comprehensive Income (Loss) by component during the years ended June 30, 2023 and 2022 were as follows:

Foreign Currency Items:
Beginning balance, June 30, 2021	$1,085,204
Foreign currency translation gain	149,345
Balance, June 30, 2022	1,234,549
Foreign currency translation gain	60,327
Ending balance, June 30, 2023	$1,294,876

SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVE	The estimated useful lives are as follows:
Machinery and equipment	- 5 years
Furniture	- 7 years

SCHEDULE OF ANTI-DILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS

	June 30, 2023	June 30, 2022

Stock Options	0.06	0.06
Warrants with no designations	90	105
Series A Warrants as if converted at alternate cashless exercise prices	1,996,625,990	-
Series B Warrants	16	-
Series C Warrants as if converted at alternate cashless exercise prices *	9,473,999,953	-
Unvested restricted stock units	0.06	0.06
Convertible Debt	5,991,195	127,062
Total	11,476,617,244.12	127,167.12

*	Only convertible ratably upon exercise of Series B Warrants